Convertible Notes Payable (Details) - USD ($)		9 Months Ended
		Sep. 30, 2016	Dec. 31, 2015
Convertible Notes Payable, Current		$ 297,656	$ 450,000
Debt Instrument, Convertible, Number of Common Shares		1,928,899
Investor A [Member] | Issue Date August 31 2015 [Member]
Debt Instrument, Issuance Date	[1]	Aug. 31, 2015
Convertible Notes Payable, Current	[1]	$ 38,299	125,000
Debt Instrument, Convertible, Conversion Price	[1]	$ 0.1299
Debt Instrument, Convertible, Number of Common Shares	[1]	294,832
Investor A [Member] | Issue Date September 03 2015 [Member]
Debt Instrument, Issuance Date		Sep. 03, 2015
Convertible Notes Payable, Current		$ 125,000	125,000
Debt Instrument, Convertible, Conversion Price		$ 0.1299
Debt Instrument, Convertible, Number of Common Shares		962,279
Investor B [Member] | Issue Date October 04 2015 One [Member]
Debt Instrument, Issuance Date	[1],[2]	Oct. 04, 2015
Convertible Notes Payable, Current	[1],[2]	$ 30,280	147,000
Debt Instrument, Convertible, Conversion Price	[1],[2]	$ 0.2
Debt Instrument, Convertible, Number of Common Shares	[1],[2]	151,402
Investor C [Member] | Issue Date October 04 2015 Two [Member]
Debt Instrument, Issuance Date	[3]	Oct. 04, 2015
Convertible Notes Payable, Current	[3]	$ 0	3,000
Debt Instrument, Convertible, Conversion Price	[3]	$ 0.2
Debt Instrument, Convertible, Number of Common Shares	[3]	0
Investor D [Member] | Issue Date October 28 2015 [Member]
Debt Instrument, Issuance Date	[3]	Oct. 28, 2015
Convertible Notes Payable, Current	[3]	$ 0	50,000
Debt Instrument, Convertible, Conversion Price	[3]	$ 0.2
Debt Instrument, Convertible, Number of Common Shares	[3]	0
Investor D [Member] | Issue Date January 19 2016 [Member]
Debt Instrument, Issuance Date		Jan. 19, 2016
Convertible Notes Payable, Current		$ 82,500	0
Debt Instrument, Convertible, Conversion Price		$ 0.2
Debt Instrument, Convertible, Number of Common Shares		412,500
Investor E [Member] | Issue Date January 14 2016 [Member]
Debt Instrument, Issuance Date	[2]	Jan. 14, 2016
Convertible Notes Payable, Current	[2]	$ 21,577	$ 0
Debt Instrument, Convertible, Conversion Price	[2]	$ 0.2
Debt Instrument, Convertible, Number of Common Shares	[2]	107,886

[1]	Debt partially converted on May 31, 2016 and on August 19, 2016.
[2]	Debt partially converted on September 1, 2016
[3]	Debt fully converted to common shares on May 31, 2016.